INTANGIBLE ASSETS (Details) - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total Cost	$ 519,917	$ 671,584	$ 772,000
Accumulated amortization	(305,970)	(257,791)	(131,000)
Intangible asset, net	213,947	413,793	641,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	500,000	500,000	500,000
Ai Bian Quan Qiu Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	19,917
Kryptokiosk Limited [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		72,000	72,000
Aura Blocks Ltd [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			200,000
Wechat Official Account [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 99,584